STOCK OPTIONS	12 Months Ended
Mar. 31, 2013
Stock Options [Abstract]
STOCK OPTIONS

7. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

During the year ended March 31, 2013, options to purchase 450,000 shares of the Company’s common stock at a price of $0.10 per share, and options to purchase 600,000 shares of the Company’s common stock at a price of $0.28 per share were exercised resulting in net proceeds to the Company of $213,000.

On January 18, 2013, 500,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.  On January 24, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement.  On February 11, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share.  In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement.

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333

During the year ended March 31, 2013 and 2012, we expensed total stock-based compensation related to stock options of $801,643 and $979,880, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2013 was $419,737. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2013, was $651,000.

During the year ended March 31, 2013, the Company granted 400,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the year ended March 31, 2013 are as follows: (i) volatility rate of 123.68%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.